FINANCIAL DEBT - Loans for purchase of equipment (Details) $ in Millions, $ in Millions						12 Months Ended
	Mar. 05, 2020 USD ($)	Dec. 20, 2019 USD ($) installment	Oct. 25, 2019 USD ($) installment	May 23, 2019 USD ($) installment	May 07, 2019 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	May 29, 2019 USD ($)	Dec. 31, 2018 ARS ($)
Financial Debt.
Principal amount						$ 289,676.0		$ 300.0
Borrowings							$ 151,996		$ 122,012
Loans for purchase of equipment | Finnvera
Financial Debt.
Principal amount					$ 96.0
Applicable margin on LIBOR		1.04%	1.04%	1.04%	1.04%
Half-yearly installments | installment		13	14	13	14
Percentage of funds received to be used to finance certain imported goods and services					85.00%
Percentage of total amount committed					7.82%
Disbursement for total amount	$ 10.5	$ 15.3	$ 11.1	$ 36.0
Amount borrowed			6.4	30.6
Amount corresponding to total premium amount committed for tranche "B" deducted			$ 4.7
Debt issuance expenses				2.8
Amount corresponding to the payment of first installment deducted from initial disbursement				$ 2.6
Borrowings						52.2	$ 3,128
Loans for purchase of equipment | Cisco Systems
Financial Debt.
Principal amount						$ 74.4
Borrowing term						49 months
Annual rate of interest						4.00%	4.00%
Borrowings							$ 4,455